Segments - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 4,667	£ 4,472	£ 3,997
Non-interest income/(expense)	509	534	547
Total operating income	5,176	5,006	4,544
Operating expenses before credit impairment charges, provisions and charges	(2,485)	(2,370)	(2,540)
Impairment Loss On Financial Assets 1	(206)
ECL (release)/charge to the Income Statement from continued operations		321	(233)
Provisions for other liabilities and charges	(336)	(421)	(379)
Total operating credit impairment charges, provisions and charges	(542)	(742)	(146)
Profit from continuing operations before tax	2,149	1,894	1,858
Revenue/(expense) from external customers	5,176	5,006	4,544
Revenue and other operating income	5,176	5,006	4,544
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	542	562	478
Insurance, protection and investments	47	78	67
Credit cards	94	95	73
Non-banking and other fees	118	101	76
Total fee and commission income	801	836	694
Fee and commission expense	(505)	(512)	(414)
Net fee and commission income	296	324	280
Customer loans	206,690	219,704	210,616
Customer deposits	£ 193,563	£ 196,476	£ 192,176
Average number of full-time equivalent staff | employee	19,706	18,273	19,844
Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Revenue and other operating income	£ 0	£ 0	£ 0
Retail and Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,740	3,689	3,374
Non-interest income/(expense)	177	197	201
Total operating income	3,917	3,886	3,575
Operating expenses before credit impairment charges, provisions and charges	(1,816)	(1,683)	(1,703)
Impairment Loss On Financial Assets 1	(150)
ECL (release)/charge to the Income Statement from continued operations		263	(98)
Provisions for other liabilities and charges	(233)	(395)	(187)
Total operating credit impairment charges, provisions and charges	(383)	(658)	(89)
Profit from continuing operations before tax	1,718	1,545	1,783
Revenue/(expense) from external customers	3,670	4,153	4,061
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	493	502	428
Insurance, protection and investments	47	78	67
Credit cards	94	95	73
Non-banking and other fees	3	2	2
Total fee and commission income	637	677	570
Fee and commission expense	(463)	(483)	(384)
Net fee and commission income	174	194	186
Customer loans	182,267	194,661	185,608
Customer deposits	£ 158,329	£ 161,748	£ 156,991
Average number of full-time equivalent staff | employee	16,330	15,212	16,149
Retail and Business Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Revenue and other operating income	£ 247	£ (267)	£ (486)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	156	180	233
Non-interest income/(expense)	192	195	178
Total operating income	348	375	411
Operating expenses before credit impairment charges, provisions and charges	(141)	(144)	(163)
Impairment Loss On Financial Assets 1	(15)
ECL (release)/charge to the Income Statement from continued operations		27	(33)
Provisions for other liabilities and charges	(18)	(6)	4
Total operating credit impairment charges, provisions and charges	(33)	(33)	37
Profit from continuing operations before tax	174	198	285
Revenue/(expense) from external customers	663	513	489
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	25	20	10
Total fee and commission income	25	20	10
Fee and commission expense	(6)	(5)	0
Net fee and commission income	19	15	10
Customer loans	5,228	5,384	4,984
Customer deposits	£ 0	£ 0	£ 0
Average number of full-time equivalent staff | employee	816	531	670
Consumer Finance | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Revenue and other operating income	£ (315)	£ (138)	£ (78)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	841	580	397
Non-interest income/(expense)	135	146	112
Total operating income	976	726	509
Operating expenses before credit impairment charges, provisions and charges	(351)	(342)	(365)
Impairment Loss On Financial Assets 1	(40)
ECL (release)/charge to the Income Statement from continued operations		31	(90)
Provisions for other liabilities and charges	(15)	(8)	(34)
Total operating credit impairment charges, provisions and charges	(55)	(39)	56
Profit from continuing operations before tax	570	345	200
Revenue/(expense) from external customers	712	732	619
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	49	60	50
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	79	77	62
Total fee and commission income	128	137	112
Fee and commission expense	(11)	(18)	(22)
Net fee and commission income	117	119	90
Customer loans	17,939	18,518	19,282
Customer deposits	£ 24,066	£ 24,798	£ 26,466
Average number of full-time equivalent staff | employee	2,376	2,336	2,281
Corporate & Commercial Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Revenue and other operating income	£ 264	£ (6)	£ (110)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income/(expense)			0
Non-interest income/(expense)			0
Total operating income			0
Operating expenses before credit impairment charges, provisions and charges			0
ECL (release)/charge to the Income Statement from continued operations			0
Provisions for other liabilities and charges			0
Total operating credit impairment charges, provisions and charges			0
Profit from continuing operations before tax			0
Revenue/(expense) from external customers			0
Revenue from external customers includes the following fee and commission income
Current account and debit card fees			0
Insurance, protection and investments			0
Credit cards			0
Non-banking and other fees			0
Total fee and commission income			0
Fee and commission expense			0
Net fee and commission income			0
Customer loans			0
Customer deposits			£ 0
Average number of full-time equivalent staff | employee			528
Corporate & Investment Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Revenue and other operating income			£ 0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(70)	23	(7)
Non-interest income/(expense)	5	(4)	56
Total operating income	(65)	19	49
Operating expenses before credit impairment charges, provisions and charges	(177)	(201)	(309)
Impairment Loss On Financial Assets 1	(1)
ECL (release)/charge to the Income Statement from continued operations		0	(12)
Provisions for other liabilities and charges	(70)	(12)	(162)
Total operating credit impairment charges, provisions and charges	(71)	(12)	(150)
Profit from continuing operations before tax	(313)	(194)	(410)
Revenue/(expense) from external customers	131	(392)	(625)
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	11	2	2
Total fee and commission income	11	2	2
Fee and commission expense	(25)	(6)	(8)
Net fee and commission income	(14)	(4)	(6)
Customer loans	1,256	1,141	742
Customer deposits	£ 11,168	£ 9,930	£ 8,719
Average number of full-time equivalent staff | employee	184	194	216
Corporate Centre | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Revenue and other operating income	£ (196)	£ 411	£ 674